Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes Payable	Long-Term Debt
Long-term debt consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Term loan	$15,000	$5,150
Property and equipment loan	—	833
Equipment loan	4,656	2,081
Deferred financing costs	(773)	(61)
Total	$18,883	$8,003
Debt – current portion	6,070	3,687
Long-term debt – less current portion	$12,813	$4,316
The Company’s banking arrangement includes three facilities with its primary bank (noted below). These loans contains customary representations and warranties, reporting covenants, events of default, and termination provisions. The affirmative covenants include, among other things, that the Company furnish monthly financial statements, a yearly budget, timely files taxes, maintains good standing and government compliance, maintains liability and other insurance, and furnishes audited financial statements no later than the date of delivery to the Board of Directors.
The Company amortizes deferred financing costs over the life of the borrowing. On May 17, 2021, the Company incurred $0.6 million of deferred financing related to its Term loan financing. As of June 30, 2021 and December 31, 2020, the remaining unamortized balance of deferred financing costs was $0.8 million and less than $0.1 million respectively, and was included in “Debt — current portion”, net of deferred financing costs on the balance sheets.
In May 2021, the Company entered into an amended and restated loan and security agreement and a mezzanine loan and security agreement with our primary lender and another financing institution for a total of $53.5 million of debt facilities. These comprised of a $35.0 million term loan, a $10.0 million revolving credit line and an $8.5 million secured equipment loan facility.
Term Loan — On December 17, 2020 the Company executed a loan facility for $5.2 million with a variable interest rate of Prime plus 0.25% and a term of two years.
In May 2021, the Company borrowed $15.0 million from the term loan facility, and an additional $5.0 million in July 2021.
The Company has $15.0 million of the term loan facility undrawn, the availability of which is subject to the Company achieving certain financial performance targets.
The new Term loan has a variable interest rate of the greater of 9% or Prime plus 5.75% and a term of thirty months. The new loan included a deferral of principal payments for the first five months. The refinancing was accounted for as a debt modification under ASC Topic 470, Debt.
Property and Equipment Loan — On July 2, 2018, the Company executed a loan facility for $2.0 million. On September 26, 2018, $2.0 million was drawn down with a variable interest rate of Prime plus 1% and a term of three years. This facility was refinanced on December 17, 2020 with a new loan facility for $0.9 million with a variable interest rate of Prime plus 1% and a term of three years. This loan was prepaid in full with the new Term loan facility executed on May 17, 2021.
Equipment Loan — During the year ended December 31, 2020, the Company executed facilities for $2.4 million secured by the equipment leased to customers. One facility advance was for $0.8 million with a variable interest rate of the greater of Prime rate plus 0.0% or 3.25%. The second facility was for $1.6 million with a fixed interest rate of 6%. All facilities had terms of three years. As of December 31, 2020 there was a total of $2.1 million outstanding related to the facilities.
During the six months ended June 30, 2021, the Company executed four additional advances on the first facility for $3.2 million secured by equipment leased to customers. All four advances of the first facility are with a variable interest rate of the greater of Prime rate plus 0.0% or 3.25%. As of June 30, 2021, the outstanding balances for the first facility was $3.6 million outstanding and the second facility was $1.1 million, respectively. The Company has $4.0 million of the secured equipment loan facility undrawn.
The $10.0 million revolving credit facility, with a variable interest rate of the greater of 5.75% or Prime plus 2.50% and a term of three years, remains undrawn as of July 2021.
The future minimum aggregate payments for the above borrowings are as follows as of June 30, 2021:

(In thousands)
Remainder of 2021	$1,785
2022	8,980
2023	7,830
2024	288
$18,883
Convertible Notes Payable
Convertible notes payable consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Convertible notes into redeemable convertible preferred stock	$5,000	$—
Convertible notes payable	$5,000	$—
As of June 30, 2021, there was less than $0.1 million accrued for interest related to the convertible note payable under “Accrued expenses and other current liabilities” on the Balance Sheet. There was no convertible notes payable as of December 31, 2020
Convertible Note Issued in 2021
On January 4, 2021, concurrent with the Series D redeemable convertible preferred stock issuance, the Company issued a convertible note at a principal amount of $5.0 million with a maturity date of January 3, 2023. Interest accrued on the convertible note at 1.0% per annum. The note is convertible in Series D preferred stock at $0.74 per share convertible to 6,756,757 shares. There was no purchase discount offered to the note holder.
Upon the occurrence of (1) default in any payment on the convertible note when due, (2) the Company entering into bankruptcy, (3) any case, proceeding or other commenced against the Company, (4) materially breaches by the Company on any representation, warranty, covenant, or other obligation to the holder of the convertible note, and (5) certain distribution agreement expires or terminated, the outstanding principal amount of the convertible notes and accrued but unpaid interest may be accelerated. The Company shall not prepay the convertible note without the consent of the holder. Upon the occurrence of the next financing of the Company’s preferred stock, the principal amount of the note and accrued but unpaid interest shall automatically be converted into the shares of the preferred stock issued in such financing at the lowest selling price of such round of financing.
As of June 30, 2021, the carrying amount of the convertible note was $5.0 million and the effective interest rate (which equals the coupon interest rate) was 1.00% per annum. As of June 30, 2021, the fair value of the convertible note plus interest if converted to Series D redeemable convertible preferred stock using the conversion price of $0.74, using level 3 inputs, was $49.6 million.
Long-Term Debt
Long-term debt consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Term loan	$5,150	$5,150
Property and equipment loan	833	1,167
Equipment loan	2,081	—
Deferred financing costs	(61)	(189)
Total	$8,003	$6,128
Debt – current portion	3,687	145
Long-term debt – less current portion	$4,316	$5,983
The Company’s banking arrangement includes three facilities with its primary bank (noted below). These loans contains customary representations and warranties, reporting covenants, events of default, and termination provisions. The affirmative covenants include, among other things, that the Company furnish monthly financial statements, a yearly budget, timely files taxes, maintains good standing and government compliance, maintains liability and other insurance, and furnishes audited financial statements no later than the date of delivery to the Board of Directors.
In connection with the borrowings, on December 17, 2020 and April 18, 2019, respectively, the Company incurred $0.1 million and $0.2 million of deferred financing costs. The Company amortizes these costs over the life of the borrowing. As of December 31, 2020 and 2019, the remaining unamortized balance of deferred financing costs was $0.1 million and $0.2 million, respectively, and was included in “Debt — current portion”, net of deferred financing costs on the balance sheets.
Term Loan — On April 18, 2019, the Company executed a loan facility for $5.2 million with a variable interest rate of Prime plus 0.25% and a term of four years. On April 7, 2020, the Company executed a deferral of principal payments and an additional refinance occurred on December 17, 2020 with a new loan facility for $5.2 million with a variable interest rate of Prime plus 0.25% and a term of two years. The refinancing was accounted for as a debt modification under ASC Topic 470, Debt. The effective interest rate was 4.0% and 5.5% for the years ended December 31, 2020 and 2019, respectively.
Property and Equipment Loan — On July 2, 2018, the Company executed a loan facility for $2.0 million. On September 26, 2018, $2.0 million was drawn down with a variable interest rate of Prime plus 1% and a term of three years. This facility was refinanced on December 17, 2020 with a new loan facility for $0.9 million with a variable interest rate of Prime plus 1% and a term of three years. The effective interest rate was 4.9% and 6.5% for the years ended December 31, 2020 and 2019, respectively.
Equipment Loan — During the year ended December 31, 2020, the Company executed facilities for $2.4 million secured by the equipment leased to customers. One facility was for $0.8 million with a variable interest rate of the greater of Prime rate plus 0.0% or 3.25%. The second facility was for $1.6 million with a fixed interest rate of 6%. All facilities had terms of three years. There was no balance as of December 31, 2019. During the year ended December 31, 2020, the Company made principal payments of $0.3 million for these facilities.
The future minimum aggregate payments for the above borrowings are as follows:

(In thousands)
Year ended December 31,,
2021	$3,687
2022	3,541
2023	775
$8,003
Convertible Notes Payable
Convertible notes payable consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Convertible notes into redeemable convertible preferred stock	$—	$1,500
Convertible notes payable	$—	$1,500
There was no interest accrual for convertible notes payable as of December 31, 2020. As of December 31, 2019, there was less than $0.01 million accrued for interest related to the convertible note payable under “Accrued expenses and other current liabilities” on the Balance Sheet.
Convertible Note Issued in 2019
On November 15, 2019, the Company issued a convertible note at a principal amount of $1.5 million with a maturity date of November 15, 2024. Interest accrued on the convertible note at 2.00% per annum. There was no purchase discount offered to the note holder.
Upon the occurrence of (1) default in any payment on the convertible note when due, (2) the Company entering into bankruptcy, (3) any case, proceeding or other commenced against the Company, (4) materially breaches by the Company on any representation, warranty, covenant, or other obligation to the holder of the convertible note, and (5) certain distribution agreement expires or terminated, the outstanding principal amount of the convertible note and accrued but unpaid interest may be accelerated. The Company shall not prepay the convertible note without the consent of the holder. Upon the occurrence of the next financing of the Company’s preferred stock, the principal amount of the note and accrued but unpaid interest shall automatically be converted into the shares of the preferred stock issued in such financing at the lowest selling price of such round of financing.
As of December 31, 2019, the carrying amount of the convertible note was $1.5 million and the effective interest rate (which equals the coupon interest rate) was 2.00% per annum.
On April 17, 2020, when Series D redeemable convertible preferred stock was issued, pursuant to the term of the convertible note, the principal and accrued but unpaid interest of the convertible note were automatically exchanged into 4,029,223 shares of Series D redeemable convertible preferred stock at a conversion price of $0.37534 per share.
Convertible Note Issued in 2020
On April 17, 2020, concurrent with the Series D redeemable convertible preferred stock issuance, the Company issued another convertible note at a principal amount of $5.5 million with a maturity date of April 17, 2035. Interest accrued on the convertible note at 1.44% per annum.
On the same day of issuance (i.e., April 17, 2020), $1.1 million of principal amount of the convertible note was immediately converted into2,895,934 shares of Series D redeemable convertible preferred stock. Subsequently, concurrent with the Series D redeemable convertible preferred stock issuance on June 11, 2020, the remaining principal amount of the convertible note and accrued interest of $4.4 million were converted into 11,636,645 shares of Series D redeemable convertible preferred stock.